Note 3 - Transactions with Parties-In-Interest 1 (Details Textual) - EBP 88-0320154 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 82,593,162	$ 76,803,589
Minimum [Member]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%
Maximum [Member]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%
Bank Accounts, Collective Trust Funds, and Money Market Accounts [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 215,488	201,749
Unitized CVTI Fund [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 4,390,934	$ 4,713,974